Cover	Oct. 29, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	001-02348
Entity Registrant Name	Pacific Gas and Electric Company
Entity Central Index Key	0000075488
Entity Tax Identification Number	94-0742640
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	300 Lakeside Drive
Entity Address, Address Line Two	300 Lakeside Drive
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94612
City Area Code	(415)
Local Phone Number	973-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
First preferred stock, cumulative, par value $25 per share, 6% nonredeemable
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 6% nonredeemable
Trading Symbol	PCG-PA
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 5.50% nonredeemable
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5.50% nonredeemable
Trading Symbol	PCG-PB
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 5% nonredeemable
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% nonredeemable
Trading Symbol	PCG-PC
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 5% redeemable
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% redeemable
Trading Symbol	PCG-PD
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 5% series A redeemable
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% series A redeemable
Trading Symbol	PCG-PE
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 4.80% redeemable
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.80% redeemable
Trading Symbol	PCG-PG
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 4.50% redeemable
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.50% redeemable
Trading Symbol	PCG-PH
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 4.36% redeemable
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.36% redeemable
Trading Symbol	PCG-PI
Security Exchange Name	NYSEAMER